SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2017	2018
	RMB	RMB
Aggregate cost basis	85,000,000	120,000,000
Gross unrealized holding gain	187,718	241,425
Aggregate fair value	85,187,718	120,241,425